Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax liabilities:
Deductible temporary differences	$ (194,157)	$ (182,096)
Deferred tax assets:
Unutilized tax credits
Net deferred tax liabilities	(194,157)	$ (182,096)
Movement [Member]
Deferred tax liabilities:
Deductible temporary differences	(12,061)
Deferred tax assets:
Unutilized tax credits
Net deferred tax liabilities	$ (12,061)